Gains or losses on non financial assets and investments, net (Tables)	12 Months Ended
Dec. 31, 2018
Gains or losses on non financial assets and investments, net (Tables) [Abstract]
Gains (losses) on disposal of assets not classified as non-current assets held for sale the breakdown of the balance

The breakdown of the balance of this item is as follows:

Thousand of reais	2018	2017	2016

Gains	11,627	1,798	12,584
Tangible and intangible assets	11,627	1,798	12,575
Investments	-	-	9
Losses	(37,103)	(66,100)	(8,768)
Tangible and intangible assets	(37,103)	(13,719)	(7,547)
Investments (1)	-	(52,381)	(1,221)
Total	(25,476)	(64,302)	3,816

(1) In 2017, includes the amount of R$41,999 related to the sale of BW Guirapá I S.A.